Fair value measurement - Assets and liabilities (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement
Consideration payable for acquisition-current	¥ (7,995)	¥ (4,728)
Consideration payable for acquisition-noncurrent	(954)	(7,982)
Total	(8,949)	(12,710)
Level 3 Inputs
Fair value measurement
Consideration payable for acquisition-current	(7,995)	(4,728)
Consideration payable for acquisition-noncurrent	(954)	(7,982)
Total	¥ (8,949)	¥ (12,710)